                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

                                  July 12, 2007

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

        Re:      Delaware Group State Tax-Free Income Trust (the "Trust")
                 File Nos. 002-57791 and 811-02715
                 Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of Prospectuses and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed from those filed in Post-Effective  Amendment No. 53
(the  "Amendment")  to the  Trust's  Registration  Statement  on Form N-1A.  The
Amendment was filed with the Securities and Exchange  Commission  electronically on June 18, 2007 with an effective date of June 28, 2007.

     Please direct any questions or comments  relating to this  certification to me at (215) 564-8099.

                                                Very truly yours,

                                                /s/ Jonathan Kopcsik
                                                Jonathan Kopcsik

cc:      David F. Connor
         Bruce G. Leto
         Michael D. Mabry